PREPAYMENTS AND OTHER CURRENT ASSETS, NET - Summary of prepayments and other current assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
Prepaid mining machine hosting expenses	$ 25,004,141
Interest receivables	1,877,373	$ 74,402
Deposits held by third parties	84,695	83,665
Prepayments and other current assets	26,966,209	158,067
Prepayments and other current assets, net	$ 26,966,209	$ 158,067